LONG-TERM BANK LOAN (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Credit facility Vimicro Tianjin USD ($)	Dec. 31, 2013 Credit facility Vimicro Tianjin CNY	Dec. 31, 2012 Credit facility Vimicro Tianjin USD ($)	Dec. 31, 2012 Credit facility Vimicro Tianjin CNY	Dec. 31, 2013 Loan from China Construction Bank, Tianjin branch, at 6.72% per annum USD ($)	Dec. 31, 2013 Loan from China Construction Bank, Tianjin branch, at 7.25% per annum USD ($)	Dec. 31, 2012 Loan from China Construction Bank, Tianjin branch, at 7.25% per annum USD ($)	Dec. 31, 2013 Long-term bank loan USD ($)	Dec. 31, 2012 Long-term bank loan USD ($)
Long-term bank loan
Total long-term bank loan	$ 13,121	$ 4,773						$ 8,201	$ 4,920	$ 4,773
Interest rate (as a percent)								6.72%	7.25%		6.72%	7.25%
Contractual maturities of loans
2015	3,937
2016	4,592
2017	4,592
Total long-term bank loan	13,121	4,773						8,201	4,920	4,773
Net book value of construction and the underlying land use rights											21,765
Maximum credit facility				29,600	186,000
Annualized variable interest rate as percentage of benchmark lending rate of the People's Bank of China				105.00%	105.00%
Interest expenses											800	256
Capitalized interest expenses as construction in progress	347	55	0								347	55
Amount drawn down under the facility				$ 13,121	80,000	$ 4,773	30,000
Percentage of repayment of principal amount in 2015 under the facility				30.00%	30.00%
Percentage of repayment of principal amount in 2016 under the facility				35.00%	35.00%